DERIVATIVE FINANCIAL INSTRUMENTS (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2016 JPY (¥)
DERIVATIVE FINANCIAL INSTRUMENTS
Losses recognized in Statements of Operations on derivatives	¥ (258,205)
Cross currency interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amounts	2,251,545
Cross currency interest rate swaps | Not designated as hedging instruments | Finance expense
DERIVATIVE FINANCIAL INSTRUMENTS
Losses recognized in Statements of Operations on derivatives	(254,262)
Cross currency interest rate swaps | Designated as hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value	254,262
Forward currency exchange
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amounts	136,488
Forward currency exchange | Not designated as hedging instruments | Finance expense
DERIVATIVE FINANCIAL INSTRUMENTS
Losses recognized in Statements of Operations on derivatives	(3,943)
Forward currency exchange | Designated as hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value	¥ 3,943